UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1	Investment Company Act File Number: 811-23425

Date of Notification: September 10, 2024

2	Exact name of Investment Company as specified in registration statement:

CIM Real Assets & Credit Fund

3	Address of principal executive office: (number, street, city, state, zip code)

CIM REAL ASSETS & CREDIT FUND
4700 Wilshire Boulevard
Los Angeles, CA 90010

4	Check one of the following:
	A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

	B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

	C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Barry N. Berlin
Barry N. Berlin
Chief Financial Officer & Treasurer

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU OWN SHARES THROUGH A BROKER-DEALER, ADVISER OR OTHER FINANCIAL INTERMEDIARY AND WISH TO TENDER SHARES, CONTACT YOUR BROKER-DEALER, ADVISER OR OTHER FINANCIAL INTERMEDIARY.

If you do not wish to sell shares at this time, please disregard this Notice.

September 10, 2024

Dear CIM Real Assets & Credit Fund Shareholder:

The purpose of this Notice is to announce the quarterly repurchase offer (the “Repurchase Offer”) for CIM Real Assets & Credit Fund (the “Fund”). Quarterly repurchase offers provide shareholders with some liquidity. You will receive a notice similar to this once per quarter, in which the Fund will offer to repurchase shares of the Fund (“Shares”) only during each regularly scheduled quarterly repurchase offer.

The repurchase offer period will begin on September 10, 2024 and end on October 10, 2024. If you own Shares through a broker-dealer, adviser or other financial intermediary and wish to tender Shares, please ask your broker-dealer, adviser or other financial intermediary to submit a repurchase request for you.

Shareholders of the Fund’s Class C Shares who tender for repurchase Class C Shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 1.00% of the shareholder’s repurchase proceeds, payable to the Fund’s distributor. Class I, Class A and Class L Shares are not subject to an early withdrawal charge. Please refer to the attached Repurchase Offer for more information.

All Repurchase Request Forms must be completed in proper form and received by 4:00 p.m., Eastern Time, on October 10, 2024 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

If you have questions, please call your financial adviser or the Shareholder Relations team at (866) 907-2653.

Sincerely,

CIM Real Assets & Credit Fund

REPURCHASE OFFER

1. The Repurchase Offer. CIM Real Assets & Credit Fund (the “Fund”) is offering to repurchase (the “Repurchase Offer”), for cash, up to five percent (5%) of its issued and outstanding shares (the “Shares”) of the Fund (Class I, Class C, Class A and Class L) at a price equal to the net asset value (“NAV”) of each Share class as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these Shares. This offer is not conditioned on the tender of any minimum number of Shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s prospectus and statement of additional information.

2. Net Asset Value. On September 3, 2024, the NAV of the Class I Shares (IRACX) was $23.32 per Share, the NAV of the Class C Shares (RACRX) was $22.34 per Share, the NAV of the Class A Shares (ARACX) was $23.08 per Share and the NAV of the Class L Shares (LRACX) was $22.81 per Share. The NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV of each Share class can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Redemption Request Form. The NAV of any Share class as of any particular business day may be obtained by calling (866) 907-2653. The Shares are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Redemption Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on October 10, 2024.

4. Repurchase Pricing Date. The repurchase price of a Share class will be the NAV as of the close of regular trading on the NYSE on the Repurchase Request Deadline (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Redemption Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payments for all Shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased/Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding Shares, the Fund may, but is not required to, repurchase up to an additional two percent (2%) of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. If the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, then the Fund will repurchase Shares tendered on a pro rata basis based upon the number of Shares tendered by each shareholder. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than 100 Shares and who tender all of their Shares, before prorating other amounts tendered. With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum..

There can be no assurance that the Fund will be able to repurchase all Shares that each shareholder has tendered, even if all the Shares in a shareholder’s account are tendered. In the event of an oversubscribed offer, you may not be able to tender all Shares that you wish to tender and may have to wait until the next quarterly repurchase offer to make another repurchase request. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly redemption offers.

7. Withdrawal or Modification. Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on the Repurchase Request Deadline.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the trustees, including a majority of the independent trustees, and only in the following limited circumstances:

•	If making or effecting the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
•	For any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;
•	For any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; and
•	For such other periods that the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

9. CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their shares. Special tax rules apply to shares repurchased from retirement plan accounts. A repurchase of shares pursuant to the Repurchase Offer will be treated as a taxable sale or exchange of the shares if the tender (i) completely terminates the shareholder’s interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is “substantially disproportionate” with respect to the shareholder or (iii) is treated under the Internal Revenue Code as a distribution that is “not essentially equivalent to a dividend.” A “substantially disproportionate” distribution generally requires a reduction of more than 20% in the shareholder’s proportionate interest in the Fund after all shares are tendered. A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the shareholder’s interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their shares as a capital asset and as a long-term capital gain or loss if such shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the shareholder’s basis in the shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by nontendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

10. Early Withdrawal Charges on Class C Shares. Shareholders of the Fund’s Class C Shares who tender for repurchase Class C Shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 1.00% of the shareholder’s repurchase proceeds, payable to the Fund’s distributor. The Distributor may waive the imposition of the early withdrawal charge in the following situations: (1) shareholder death or (2) shareholder bankruptcy. The early withdrawal charge may also be waived in connection with a number of additional circumstances, including the following repurchases of shares held by employer sponsored benefit plans: (i) repurchases representing returns of excess contributions to such plans. Any such waiver does not imply that the early withdrawal charge will be waived at any time in the future or that such early withdrawal charge will be waived for any other shareholder. For any waiver request, notification must be made in conjunction with the tender request. If it is not, we reserve the right not to waive. Class I, Class A and Class L Shares are not subject to an early withdrawal charge. The Fund’s distributor is Northern Lights Distributors, LLC located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022.

11. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of Shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any Shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of Shares, whether generally or with respect to any particular Shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of Shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund’s investment adviser, the Fund’s transfer agent, the Fund’s distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund’s investment adviser, the Fund’s transfer agent, or the Fund’s distributor is or will be obligated to ensure that any broker-dealer, adviser or other financial intermediary through which your Shares may be held or registered, submits to you this Repurchase Offer or submits your tender of Shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision as to whether or not to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

If you have questions, please call your financial adviser or the Shareholder Relations team at (866) 907-2653.

NOTICE OF QUARTERLY REPURCHASE OFFER

 If you do not wish to sell shares at this time, please disregard this Notice.

September 10, 2024

Dear CIM Real Assets & Credit Fund Shareholder:

The purpose of this Notice is to announce the quarterly repurchase offer (the “Repurchase Offer”) for CIM Real Assets & Credit Fund (the “Fund”). Quarterly repurchase offers provide shareholders with some liquidity. You will receive a notice similar to this once per quarter, in which the Fund will offer to repurchase shares of the Fund (“Shares”) only during each regularly scheduled quarterly repurchase offer.

The repurchase offer period will begin on September 10, 2024 and end on October 10, 2024.

Shareholders of the Fund’s Class C Shares who tender for repurchase Class C Shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 1.00% of the shareholder’s repurchase proceeds, payable to the Fund’s distributor. Class I, Class A and Class L Shares are not subject to an early withdrawal charge. Please refer to the attached Repurchase Offer for more information.

All Repurchase Request Forms must be completed in proper form and received by 4:00 p.m., Eastern Time, on October 10, 2024 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

If you have questions, please call your financial adviser or the Shareholder Relations team at (866) 907-2653.

Sincerely,

CIM Real Assets & Credit Fund

REPURCHASE OFFER

1. The Repurchase Offer. CIM Real Assets & Credit Fund (the “Fund”) is offering to repurchase (the “Repurchase Offer”), for cash, up to five percent (5%) of its issued and outstanding shares (the “Shares”) of the Fund (Class I, Class C, Class A and Class L) at a price equal to the net asset value (“NAV”) of each Share class as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these Shares. This offer is not conditioned on the tender of any minimum number of Shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s prospectus and statement of additional information.

2. Net Asset Value. On September 3, 2024, the NAV of the Class I Shares (IRACX) was $23.32per Share, the NAV of the Class C Shares (RACRX) was $22.34 per Share, the NAV of the Class A Shares (ARACX) was $23.08 per Share and the NAV of the Class L Shares (LRACX) was $22.81 per Share. The NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV of each Share class can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Redemption Request Form. The NAV of any Share class as of any particular business day may be obtained by calling (866) 907-2653. The Shares are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Redemption Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on October 10, 2024.

4. Repurchase Pricing Date. The repurchase price of a Share class will be the NAV as of the close of regular trading on the NYSE on the Repurchase Request Deadline (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Redemption Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payments for all Shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased/Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding Shares, the Fund may, but is not required to, repurchase up to an additional two percent (2%) of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. If the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, then the Fund will repurchase Shares tendered on a pro rata basis based upon the number of Shares tendered by each shareholder. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than 100 Shares and who tender all of their Shares, before prorating other amounts tendered. With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum..

There can be no assurance that the Fund will be able to repurchase all Shares that each shareholder has tendered, even if all the Shares in a shareholder’s account are tendered. In the event of an oversubscribed offer, you may not be able to tender all Shares that you wish to tender and may have to wait until the next quarterly repurchase offer to make another repurchase request. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly redemption offers.

7. Withdrawal or Modification. Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on the Repurchase Request Deadline.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the trustees, including a majority of the independent trustees, and only in the following limited circumstances:

•	If making or effecting the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
•	For any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;
•	For any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; and
•	For such other periods that the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

9. CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their shares. Special tax rules apply to shares repurchased from retirement plan accounts. A repurchase of shares pursuant to the Repurchase Offer will be treated as a taxable sale or exchange of the shares if the tender (i) completely terminates the shareholder’s interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is “substantially disproportionate” with respect to the shareholder or (iii) is treated under the Internal Revenue Code as a distribution that is “not essentially equivalent to a dividend.” A “substantially disproportionate” distribution generally requires a reduction of more than 20% in the shareholder’s proportionate interest in the Fund after all shares are tendered. A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the shareholder’s interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their shares as a capital asset and as a long-term capital gain or loss if such shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the shareholder’s basis in the shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by nontendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

10. Early Withdrawal Charges on Class C Shares. Shareholders of the Fund’s Class C Shares who tender for repurchase Class C Shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 1.00% of the shareholder’s repurchase proceeds, payable to the Fund’s distributor. The Distributor may waive the imposition of the early withdrawal charge in the following situations: (1) shareholder death or (2) shareholder bankruptcy. The early withdrawal charge may also be waived in connection with a number of additional circumstances, including the following repurchases of shares held by employer sponsored benefit plans: (i) repurchases representing returns of excess contributions to such plans. Any such waiver does not imply that the early withdrawal charge will be waived at any time in the future or that such early withdrawal charge will be waived for any other shareholder. For any waiver request, notification must be made in conjunction with the tender request. If it is not, we reserve the right not to waive. Class I, Class A and Class L Shares are not subject to an early withdrawal charge. The Fund’s distributor is Northern Lights Distributors, LLC located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022.

11. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of Shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any Shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of Shares, whether generally or with respect to any particular Shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of Shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund’s investment adviser, the Fund’s transfer agent, the Fund’s distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund’s investment adviser, the Fund’s transfer agent, or the Fund’s distributor is or will be obligated to ensure that any broker-dealer, adviser or other financial intermediary through which your Shares may be held or registered, submits to you this Repurchase Offer or submits your tender of Shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision as to whether or not to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

If you have questions, please call your financial adviser or the Shareholder Relations team at (866) 907-2653.

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, THURSDAY,

October 10, 2024

CIM REAL ASSETS & CREDIT FUND

Regular Mail: CIM Real Assets & Credit Fund Investment Processing Department c/o DST Systems, Inc. P.O. Box 219312 Kansas City, MO 64121-9312	Overnight Mail: CIM Real Assets & Credit Fund c/o DST Systems, Inc. 430 W 7th St Kansas City, MO 64105

Please accept this tender of Shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund’s outstanding Shares and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the Shares that I am requesting, in which case the Fund will repurchase Shares on a pro rata basis.

I understand that unless this form is submitted to the Fund in good order and free from error on or before the time and date specified above, that the Fund will not be able to honor a request for repurchase of Shares pursuant to this Repurchase Offer.

For Class C Shareholders Only - I understand that tenders of Class C Shares (RACRX) for repurchase within one year (365 days) of the purchase date of such Class C Shares will be subject to a 1.00% early withdrawal charge, payable to the Fund’s distributor out of repurchase proceeds.

Name(s) of Registered Shareholders:
Account Number:

Daytime Telephone Number:

Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

Class of Shares to be tendered: Class I Shares (IRACX): _____ Class C Shares (RACRX): _____ Class A Shares (ARACX): _____ Class L Shares (LRACX): _____

(if tendering more than one Share class, please submit a separate form for each Share class)

_____	Full Tender:	Please tender all Shares in my account.

_____	Partial Tender:	Please tender _______Shares from my account.

_____	Dollar Amount:	Please tender enough Shares to net $ _______.

Payment and Delivery Instructions:

[  ] Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions:

[  ] Electronically deposited by ACH to my bank. (A voided check is required.)

Payee or Account Name	Account Number

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at (866) 907-2653 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature:	Date:

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other “eligible guarantor institution” as that term is defined in Rule 17Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By: